LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares					Fair Value
	COMMON STOCKS — 2.9%
	E-COMMERCE DISCRETIONARY - 2.9%
7,000	Alibaba Group Holding Ltd. - ADR(a) (Cost $1,169,032)				$ 1,168,930
		Spread	Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 15.9%
	ASSET MANAGEMENT - 2.6%
27	Eaton Vance Senior Floating-Rate Trust(e),(f),(g)		0.1440	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust(e),(f),(g)		0.0960	Perpetual	414,000
					1,035,000
	ENTERTAINMENT CONTENT - 5.3%
31,607	ViacomCBS, Inc.		5.7500	Perpetual	2,130,312

	OIL & GAS PRODUCERS - 7.0%
94,990	Crestwood Equity Partners, L.P.		9.2500	Perpetual	891,956
76,400	DCP Midstream, L.P.(b)	US0003M + 4.919%	7.0875	Perpetual	1,903,888
					2,795,844
	SPECIALTY FINANCE - 1.0%
15,697	AGNC Investment Corporation(b)	US0003M + 4.697%	6.1250	Perpetual	401,372

	TOTAL PREFERRED STOCKS (Cost $6,200,999)				6,362,528

	PRIVATE INVESTMENT FUND - 2.9%
1,000,000	MYDA SPAC Select LP(a),(f),(g) (Cost $1,000,000)				1,176,900

Principal Amount ($)
	CONVERTIBLE BONDS — 30.7%
	AUTOMOTIVE — 5.2%
2,500,000	NIO, Inc.(c)		0.5000	02/01/27	2,087,500

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 30.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES – 2.6%
1,000,000	Coinbase Global, Inc.(c)		0.5000	06/01/26	$ 1,061,435

	INTERNET MEDIA & SERVICES — 8.4%
2,000,000	Airbnb, Inc.(c),(d)		0.0000	03/15/26	1,927,092
1,000,000	Booking Holdings, Inc.		0.7500	05/01/25	1,459,844
					3,386,936
	RENEWABLE ENERGY — 4.3%
2,000,000	Sunrun, Inc.(c),(d)		0.0000	02/01/26	1,717,986

	SOFTWARE — 5.0%
2,000,000	Splunk, Inc.		1.1250	06/15/27	2,003,750

	TOBACCO & CANNABIS — 5.2%
2,400,000	Aurora Cannabis, Inc.		5.5000	02/28/24	2,076,000

	TOTAL CONVERTIBLE BONDS (Cost $12,099,631)				12,333,607

	CORPORATE BONDS — 35.8%
	BANKING — 5.4%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(b)	H15T10Y + 8.067%	9.5000	12/29/49	2,170,640

	DIVERSIFIED INDUSTRIALS — 0.5%
200,000	General Electric Company Series D(b)	US0003M + 3.330%	3.4490	06/15/69	194,456

	FORESTRY, PAPER & WOOD PRODUCTS — 2.6%
1,000,000	Domtar Corporation		6.7500	02/15/44	1,056,051

	LEISURE FACILITIES & SERVICES — 2.5%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	1,016,250

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 35.8% (Continued)
	OIL & GAS PRODUCERS — 14.2%
800,000	Antero Resources Corporation(c)		7.6250	02/01/29	$ 881,008
2,000,000	DCP Midstream, L.P. Series A(b)	US0003M + 5.148%	7.3750	06/15/66	1,935,000
1,700,000	Petroleos Mexicanos		6.5000	03/13/27	1,799,450
500,000	Range Resources Corporation		4.8750	05/15/25	518,125
500,000	Range Resources Corporation(c)		8.2500	01/15/29	555,672
					5,689,255
	REAL ESTATE OWNERS & DEVELOPERS — 1.4%
1,500,000	China Evergrande Group		7.5000	06/28/23	573,750

	SPECIALTY FINANCE — 5.1%
1,000,000	Enova International, Inc. B(c)		8.5000	09/15/25	1,033,750
1,000,000	New Residential Investment Corporation(c)		6.2500	10/15/25	1,003,795
					2,037,545
	TECHNOLOGY HARDWARE — 4.1%
1,600,000	NCR Corporation(c)		5.1250	04/15/29	1,660,940

	TOTAL CORPORATE BONDS (Cost $14,097,458)				14,398,887

	NON U.S. GOVERNMENT & AGENCIES — 5.0%
	SOVEREIGN — 5.0%
2,000,000	Turkey Government International Bond (Cost $1,899,731)		5.8750	06/26/31	1,996,180

Shares
	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS – 8.0%
3,195,856	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01% (Cost $3,195,856)(e)				3,195,856

	TOTAL INVESTMENTS – 101.2% (Cost $39,662,707)				$ 40,632,888
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%				(496,467)
	NET ASSETS - 100.0%				$ 40,136,421

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
PJSC	- Public Joint-Stock Company

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on August 31, 2021.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021 the total market value of 144A securities is 11,929,179 or 29.7% of net assets.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2021.
(f)	The Advisor has determined these securities to be illiquid. On August 31, 2021, these securities amounted to $1,176,900 or 2.9% of net assets.
(g)	The value of the security has been determined in good faith under the policies approved by the Board of Trustees.

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares				Fair Value
	COMMON STOCKS — 4.2%
	E-COMMERCE DISCRETIONARY - 4.2%
8,000	Alibaba Group Holding Ltd. - ADR(a) (Cost $1,333,019)			$ 1,335,920
		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 5.4%
	ENTERTAINMENT CONTENT - 2.3%
11,000	ViacomCBS, Inc.	5.7500	Perpetual	741,400

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
40,000	B Riley Financial, Inc.	5.2500	Perpetual	987,600

	TOTAL PREFERRED STOCKS (Cost $1,770,991)			1,729,000

Principal Amount ($)
	CONVERTIBLE BONDS — 34.8%
	AUTOMOTIVE — 3.9%
1,500,000	NIO, Inc.(b)	0.5000	02/01/27	1,252,500

	INSTITUTIONAL FINANCIAL SERVICES — 3.3%
1,000,000	Coinbase Global, Inc.(b)	0.5000	06/01/26	1,061,435

	INTERNET MEDIA & SERVICES — 7.6%
1,000,000	Airbnb, Inc.(b),(c)	0.0000	03/15/26	963,546
1,000,000	Booking Holdings, Inc.	0.7500	05/01/25	1,459,843
				2,423,389
	RENEWABLE ENERGY — 4.0%
1,500,000	Sunrun, Inc.(b),(c)	0.0000	02/01/26	1,288,490

	SOFTWARE — 3.1%
1,000,000	Splunk, Inc.	1.1250	06/15/27	1,001,875

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 34.8% (Continued)
	TECHNOLOGY HARDWARE — 3.2% (Continued)
1,000,000	Western Digital Corporation B		1.5000	02/01/24	$ 1,025,771

	TOBACCO & CANNABIS — 9.7%
3,600,000	Aurora Cannabis, Inc.		5.5000	02/28/24	3,114,000

	TOTAL CONVERTIBLE BONDS (Cost $10,994,808)				11,167,460

	CORPORATE BONDS — 42.8%
	DIVERSIFIED INDUSTRIALS — 5.5%
1,800,000	General Electric Company Series D(d)	US0003M + 3.330%	3.4490	06/15/69	1,750,108

	FORESTRY, PAPER & WOOD PRODUCTS — 3.3%
1,000,000	Domtar Corporation		6.7500	02/15/44	1,056,051

	LEISURE FACILITIES & SERVICES — 3.2%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	1,016,250

	OIL & GAS PRODUCERS — 21.6%
650,000	Antero Resources Corporation(b)		8.3750	07/15/26	736,944
200,000	Antero Resources Corporation(b)		7.6250	02/01/29	220,252
2,000,000	DCP Midstream, L.P. Series A(d)	US0003M + 5.148%	7.3750	06/15/66	1,935,000
1,800,000	Petroleos Mexicanos		6.5000	03/13/27	1,905,300
1,900,000	Range Resources Corporation(b)		8.2500	01/15/29	2,111,555
					6,909,051
	SPECIALTY FINANCE — 3.1%
1,000,000	New Residential Investment Corporation(b)		6.2500	10/15/25	1,003,795

	TECHNOLOGY HARDWARE — 6.1%
1,900,000	NCR Corporation(b)		5.1250	04/15/29	1,972,366

	TOTAL CORPORATE BONDS (Cost $13,584,769)				13,707,621

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 4.7%
	SOVEREIGN — 4.7%
1,500,000	Turkey Government International Bond (Cost $1,424,798)	5.8750	06/26/31	$ 1,497,135

	U.S. GOVERNMENT & AGENCIES — 6.4%
	U.S. TREASURY BILLS — 6.4%
2,000,000	United States Treasury Note (Cost $2,033,984)	2.0000	08/15/51	2,035,938

Shares
	SHORT-TERM INVESTMENTS — 8.1%
	MONEY MARKET FUNDS - 8.1%
2,594,093	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01% (Cost $2,594,093)(e)			2,594,093

	TOTAL INVESTMENTS - 106.4% (Cost $33,736,462)			$ 34,067,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%			(2,054,267)
	NET ASSETS - 100.0%			$ 32,012,900

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021 the total market value of 144A securities is 10,610,883 or 33.2% of net assets.
(c)	Zero coupon bond.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2021.